Intangible Asset, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

9. Intangible Asset, Net

Intangible asset, net consists of the following:

(in thousands)	June 30, 2023	December 31, 2022
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,777)	(1,568)
Intangible asset, net	$2,823	$3,032

The Xepi® license intangible asset was recorded at acquisition-date fair value of $4.6 million and is amortized on a straight-line basis over the useful life of 11 years. Amortization expense for the three months ended June 30, 2023 and 2022 was $0.1 million and $0.2 million for the six months ended June 30, 2023 and 2022.

We review the Xepi® license intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. In June 2023, upon receiving notification of complications with renewing the marketing authorization of the Xepi® product linked to the bankruptcy of the former contract manufacturer, we deemed it necessary to assess the recoverability of our Xepi® asset group. Future cash flows were estimated over the expected remaining useful life of the asset group, and we determined that, on an undiscounted basis, expected cash flows exceeded the carrying amount of the asset group.

The Company did not recognize any impairment charges during the three and six months ended June 30, 2023 and 2022.

12. Intangible Asset, Net

Intangible asset, net consists of the following:

(in thousands)	December 31, 2022	December 31, 2021
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,568)	(1,150)
Intangible asset, net	$3,032	$3,450

The Xepi® license intangible asset was recorded at acquisition-date fair value of $4.6 million and is amortized on a straight-line basis over the useful life of 11 years. Amortization expense was $0.4 million for each the years ended December 31, 2022 and 2021.

We review the Xepi® license intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. In October 2022, upon receiving notification of third-party manufacturing delays that impacted the timing of sales expansion and improved market positioning of the Xepi® product, we deemed it necessary to assess the recoverability of our Xepi® asset group. Future cash flows were estimated over the expected remaining useful life of the asset group and, on an undiscounted basis, the expected cash flows exceeded the carrying amount of the asset group.